UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-4253

MFS SERIES TRUST XV

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts	02116
(Address of principal executive offices)	(Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2008

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Diversified Target Return Fund

Note to Shareholders: At the close of business on April 18, 2008, Class R3, Class R4, and Class R5 shares were renamed Class R2, Class R3 and Class R4 shares, respectively.

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT •

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR

NCUA/NCUSIF

4/30/08

DTR-SEM

LETTER FROM THE CEO

Dear Shareholders:

Negative headlines tend to resonate during difficult markets, and we certainly have had more than our share of tough news recently. As a result consumer, and particularly investor, sentiment are at all-time lows. That said, I do think it is helpful to remember there are always silver linings in the storm clouds if you look hard enough.

Through all of the challenges we have faced, there are some positive underlying trends. In the United States, for example, institutional traders and credit market followers are just now showing increasing signs of confidence and are beginning to take on more risk. At the corporate level, earnings continue to be relatively strong as companies have reduced labor costs, controlled inventories, and relied less on debt to finance expansion. More broadly, low interest rates and strong demand for consumer goods and industrial equipment are good signs for the global economy.

While I do not mean to minimize the risks inherent in today’s markets, periods such as these allow the talented fund managers and research analysts we have at MFS® to test their convictions, reevaluate existing positions, and identify new investment ideas. Our investment process also includes a significant risk management component, with constant attention paid to monitoring market risk, so we can do our best to minimize any surprises to your portfolio.

For investors, this is a great time to check in with your advisor and make sure you have a sound investment plan in place — one that can keep your hard-earned money working over the long term through a strategy that involves asset allocation, diversification, and periodic portfolio rebalancing and reviews. A plan tailored to your distinct needs and goals continues to be the best approach to help you take advantage of the inevitable challenges — and opportunities — that present themselves over time.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

June 16, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure based on market value

Top ten holdings
U.S. Treasury Notes 0%, 2008	6.3%
Exxon Mobil Corp.	1.3%
International Business Machines Corp.	1.0%
Nestle S.A.	0.9%
Hess Corp.	0.8%
Bank of America Corp.	0.8%
Merck & Co., Inc.	0.8%
Intel Corp.	0.7%
Google, Inc., “A”	0.7%
Lockheed Martin Corp.	0.7%

Portfolio structure reflecting equivalent exposure of derivative positions (i)

(i)	For purposes of this presentation, sector components reflect the impact of the equivalent exposure of derivative positions and may, from time to time, be negative. The bond component will include accrued income amounts if applicable.
(o)	Less than 0.1%.

From time to time “Cash & Other Assets” may be negative due to timing of cash receipts and/or equivalent exposure from any derivative holdings.

Percentages are based on net assets as of 4/30/08, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, December 20, 2007 through April 30, 2008

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 20, 2007, the date the fund commenced operations, through April 30, 2008.

Actual expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Class		Annualized Expense Ratio	Beginning Account Value 12/20/07	Ending Account Value 4/30/08	Expenses Paid During Period (p) 12/20/07-4/30/08
A	Actual	1.40%	$1,000.00	$1,026.66	$5.16
	Hypothetical (h)	1.40%	$1,000.00	$1,017.90	$7.02
B	Actual	2.05%	$1,000.00	$1,024.77	$7.54
	Hypothetical (h)	2.05%	$1,000.00	$1,014.67	$10.27
C	Actual	2.05%	$1,000.00	$1,023.94	$7.54
	Hypothetical (h)	2.05%	$1,000.00	$1,014.67	$10.27
I	Actual	1.05%	$1,000.00	$1,027.61	$3.87
	Hypothetical (h)	1.05%	$1,000.00	$1,019.64	$5.27
W	Actual	1.15%	$1,000.00	$1,027.58	$4.24
	Hypothetical (h)	1.15%	$1,000.00	$1,019.14	$5.77
R1	Actual	2.04%	$1,000.00	$1,023.94	$7.50
	Hypothetical (h)	2.04%	$1,000.00	$1,014.72	$10.22
R2 (Formerly R3)	Actual	1.55%	$1,000.00	$1,025.78	$5.71
	Hypothetical (h)	1.55%	$1,000.00	$1,017.16	$7.77
R3 (Formerly R4)	Actual	1.30%	$1,000.00	$1,026.70	$4.79
	Hypothetical (h)	1.30%	$1,000.00	$1,018.40	$6.52
R4 (Formerly R5)	Actual	1.05%	$1,000.00	$1,027.61	$3.87
	Hypothetical (h)	1.05%	$1,000.00	$1,019.64	$5.27

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. For the hypothetical expenses paid it is assumed that the fund was in existence for the entire six month period ended April 30, 2008. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

4/30/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 86.1%
Issuer	Shares/Par	Value ($)

Aerospace - 1.7%
Boeing Co.	350	$29,701
Finmeccanica S.p.A.	2,030	70,664
Goodrich Corp.	740	50,431
Honeywell International, Inc.	270	16,038
Lockheed Martin Corp.	6,345	672,824
Northrop Grumman Corp.	5,185	381,460
Raytheon Co.	910	58,213
Rockwell Collins, Inc.	940	59,323
United Technologies Corp.	3,390	245,673

		$1,584,327
Airlines - 0.1%
Allegiant Travel Co.	840	$22,890
Copa Holdings S.A., “A”	800	31,272
Tam S.A., ADR	3,096	73,066

		$127,228
Alcoholic Beverages - 0.6%
Castle Brands, Inc.	580	$551
Diageo PLC	8,430	172,603
Heineken N.V.	3,540	206,560
Molson Coors Brewing Co.	1,270	69,647
Pernod Ricard S.A.	680	78,533

		$527,894
Apparel Manufacturers - 1.5%
Adidas AG	4,090	$261,178
Billabong International Ltd.	5,815	65,813
Coach, Inc. (a)	8,395	298,610
Li & Fung Ltd.	8,000	32,905
LVMH Moet Hennessy Louis Vuitton S.A.	2,400	274,709
NIKE, Inc., “B”	4,050	270,540
Phillips-Van Heusen Corp.	3,610	152,378
Quiksilver, Inc. (a)	9,090	88,446
Sanyo Shokai Ltd.	2,000	10,985

		$1,455,564

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Automotive - 0.9%
Autoliv, Inc.	1,972	$120,765
Bayerische Motoren Werke AG	3,340	183,504
BorgWarner Transmission Systems, Inc.	580	28,507
Bridgestone Corp.	4,900	90,384
Compagnie Generale des Etablissements Michelin	790	71,966
Continental AG	414	48,667
Goodyear Tire & Rubber Co. (a)	2,170	58,113
Johnson Controls, Inc.	1,080	38,081
Kongsberg Automotive A.S.A	9,095	50,593
LKQ Corp.	1,350	29,376
Toyota Industries Corp.	1,100	38,425
Yamaha Motor Co. Ltd.	5,900	115,179

		$873,560
Biotechnology - 1.2%
Actelion Ltd. (a)	2,797	$142,035
Affymetrix, Inc. (a)	1,040	11,346
Amgen, Inc. (a)	4,930	206,419
Amylin Pharmaceuticals, Inc.	360	9,929
Celgene Corp. (a)	440	27,342
Charles River Laboratories International, Inc.	180	10,449
Cubist Pharmaceuticals, Inc. (a)	1,700	32,912
Genentech, Inc. (a)	670	45,694
Genzyme Corp. (a)	4,060	285,621
Gilead Sciences, Inc. (a)	1,320	68,323
Invitrogen Corp. (a)	1,770	165,619
Millipore Corp. (a)	2,000	140,200
Nanosphere, Inc.	1,060	7,060

		$1,152,949
Broadcasting - 1.7%
Fuji Television Network, Inc.	45	$73,883
Grupo Televisa S.A., ADR	15,163	374,223
News Corp., “A”	600	10,740
Nippon Television Network Corp.	230	31,956
Omnicom Group, Inc.	3,825	182,606
Societe Television Francaise 1	1,583	33,445
Time Warner, Inc.	5,610	83,309
Vivendi S.A.	2,200	89,501
Walt Disney Co.	12,330	399,862
WPP Group PLC	31,810	388,172

		$1,667,697

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Brokerage & Asset Managers - 2.1%
Affiliated Managers Group, Inc. (a)	1,610	$159,937
Bolsa de Mercadorias & Futuros	200	1,998
Charles Schwab Corp.	2,260	48,816
CME Group, Inc.	35	16,011
Daiwa Securities Group, Inc.	27,000	270,522
Deutsche Boerse AG	230	33,696
Franklin Resources, Inc.	640	60,896
Goldman Sachs Group, Inc.	2,295	439,194
HFF, Inc., “A”	2,150	13,524
ICAP PLC	2,770	31,984
IG Group Holdings PLC	4,460	31,914
Invesco Ltd.	5,800	148,770
Julius Baer Holding Ltd.	2,116	156,838
KBW, Inc.	870	20,654
KKR Private Equity Investors LP, IEU	1,660	24,580
Lehman Brothers Holdings, Inc.	4,345	192,223
Merrill Lynch & Co., Inc.	960	47,837
MFS Ltd.	3,340	1,565
Morgan Stanley	3,750	182,250
T. Rowe Price Group, Inc.	190	11,126
TD AMERITRADE Holding Corp. (a)	2,020	36,562
Thomas Weisel Partners Group	1,030	6,788
Van Lanschot N.V.	250	27,254
Waddell & Reed Financial, Inc., “A”	570	19,300

		$1,984,239
Business Services - 2.1%
Accenture Ltd., “A”	4,010	$150,575
Amdocs Ltd. (a)	4,580	143,720
ATA, Inc., ADR	1,070	11,417
Automatic Data Processing, Inc.	1,220	53,924
Bunzl PLC	6,430	94,311
Capita Group PLC	2,179	28,552
Concur Technologies, Inc.	630	20,878
Constant Contact, Inc.	1,010	18,029
Corporate Executive Board Co.	1,470	64,048
CoStar Group, Inc. (a)	1,020	48,909
Fidelity National Information Services, Inc.	635	22,898
iGate Corp. (a)	6,810	55,365
Infosys Technologies Ltd., ADR	1,640	71,652
Intertek Group PLC	3,936	75,641
JFE Shoji Holdings, Inc.	3,000	23,137
Kloeckner & Co. AG	1,159	63,294

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Business Services - continued
MasterCard, Inc.	170	$47,287
Mitsui & Co. Ltd.	2,000	46,644
Satyam Computer Services Ltd., ADR	12,908	331,477
Syntel, Inc.	1,580	52,314
USS Co. Ltd.	740	52,417
Visa, Inc., “A” (a)	3,390	282,895
Western Union Co.	12,340	283,820

		$2,043,204
Cable TV - 0.4%
Comcast Corp., “A”	840	$17,262
Comcast Corp., “Special A”	3,040	61,530
DIRECTV Group, Inc.	2,030	50,019
Dish Network Corp., “A” (a)	1,600	47,744
Liberty Global, Inc., “A”	400	14,156
Premiere AG	1,220	25,644
Time Warner Cable, Inc. (a)	6,210	173,880

		$390,235
Chemicals - 0.9%
3M Co.	1,770	$136,113
Makhteshim-Agan Industries Ltd.	9,060	83,087
Monsanto Co.	190	21,664
Mosaic Co.	110	13,476
Nalco Holding Co.	1,230	28,278
PPG Industries, Inc.	6,289	385,956
Syngenta AG	169	50,163
Terra Nitrogen Co. LP	600	86,592
Wacker Chemie AG	120	29,597

		$834,926
Computer Software - 2.5%
ACI Worldwide, Inc. (a)	2,550	$56,355
Akamai Technologies, Inc. (a)	1,060	37,916
ANSYS, Inc.	550	22,127
CommVault Systems, Inc. (a)	5,360	65,928
Guidance Software, Inc.	1,770	18,019
McAfee, Inc. (a)	3,888	129,276
Microsoft Corp.	11,490	327,695
MicroStrategy, Inc., “A” (a)	592	52,528
MSC Software Corp. (a)	3,419	41,643
NetSuite, Inc.	460	9,080

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - continued
Oracle Corp. (a)	28,320	$590,472
Parametric Technology Corp.	1,190	20,742
Salesforce.com, Inc. (a)	3,680	245,566
SAP AG	2,660	134,434
Symantec Corp.	2,510	43,222
Synopsys, Inc. (a)	7,150	165,237
Trend Micro, Inc.	2,500	94,651
VeriSign, Inc. (a)	8,690	313,274

		$2,368,165
Computer Software - Systems - 2.0%
Apple Computer, Inc. (a)	2,370	$412,262
Deltek, Inc.	1,480	18,174
EMC Corp. (a)	10,490	161,546
Fujitsu Ltd.	22,000	141,649
Hewlett-Packard Co.	4,960	229,896
International Business Machines Corp.	7,415	894,991
PROS Holdings, Inc.	1,750	20,440
Wincor Nixdorf AG	915	70,188

		$1,949,146
Conglomerates - 0.5%
Mitsubishi Corp.	3,700	$119,833
Siemens AG	2,750	325,047

		$444,880
Construction - 1.4%
Corporacion GEO S.A.B. de C.V.	1,560	$5,831
Corporacion Moctezuma S.A. de C.V.	2,100	5,488
CRH PLC	3,320	126,845
Dayton Superior Corp. (a)	6,980	16,682
Duratex S.A.	800	16,221
Fletcher Building Ltd.	3,220	21,609
Geberit AG	1,381	212,401
Lennar Corp.	2,960	54,523
Masco Corp.	4,970	90,504
Nexity International	1,587	71,127
NVR, Inc. (a)	404	247,854
Pulte Homes, Inc.	10,420	135,877
SARE Holding S.A. de C.V., “B”	3,800	5,257
Sekisui Chemical Co. Ltd.	8,000	58,573
Sherwin-Williams Co.	2,970	164,300
Toll Brothers, Inc. (a)	1,730	39,167

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Construction - continued
Urbi Desarrollos Urbanos S.A.B. de C.V.	3,050	$9,780
Wienerberger AG	660	38,216

		$1,320,255
Consumer Goods & Services - 2.0%
Alberto-Culver Co.	250	$6,293
AmorePacific Corp.	27	17,147
Apollo Group, Inc., “A”	930	47,337
Avon Products, Inc.	1,410	55,018
Central Garden & Pet Co., “A”	8,160	40,963
Colgate-Palmolive Co.	350	24,745
Estee Lauder Cos., Inc., “A”	1,710	77,993
Hengan International Group Co. Ltd.	6,000	21,374
Henkel KGaA, IPS	2,930	124,801
ITT Educational Services, Inc. (a)	1,290	98,891
Kao Corp.	6,000	162,645
Kimberly-Clark Corp.	1,100	70,389
Kimberly-Clark de Mexico S.A. de C.V., “A”	27,230	129,249
Kose Corp.	1,800	39,163
L’Oreal S.A.	320	38,040
New Oriental Education & Technology Group, Inc., ADR (a)	910	68,305
Physicians Formula Holdings, Inc. (a)	3,410	39,420
Priceline.com, Inc. (a)	560	71,478
Procter & Gamble Co.	6,650	445,883
Reckitt Benckiser Group PLC	4,000	233,184
Strayer Education, Inc.	200	37,138
Uni-Charm Corp.	400	27,872

		$1,877,328
Containers - 0.0%
Smurfit-Stone Container Corp. (a)	220	$1,195

Electrical Equipment - 2.2%
Anixter International, Inc. (a)	1,810	$103,116
Danaher Corp.	3,930	306,619
General Electric Co.	5,600	183,120
Itron, Inc.	200	18,616
Keyence Corp.	100	25,619
Legrand S.A.	3,896	116,723
LS Industrial Systems Co. Ltd.	1,400	70,210
OMRON Corp.	8,300	173,418
Prysmian S.p.A.	2,106	49,928
Rockwell Automation, Inc.	4,269	231,508

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electrical Equipment - continued
Schneider Electric S.A.	1,420	$173,984
Spectris PLC	4,660	70,344
Tyco Electronics Ltd.	530	19,827
Tyco International Ltd. (a)	4,120	192,775
W.W. Grainger, Inc.	1,580	137,002
WESCO International, Inc. (a)	6,095	226,795

		$2,099,604
Electronics - 3.9%
Applied Materials, Inc.	2,180	$40,679
ARM Holdings PLC	48,798	97,019
ARM Holdings PLC, ADR	6,290	37,551
ASM Pacific Technology Ltd.	9,600	65,410
ASML Holding N.V.	290	8,224
Atheros Communications, Inc.	590	15,706
Canon, Inc.	600	30,027
First Solar, Inc. (a)	120	35,039
Flextronics International Ltd. (a)	28,545	296,583
Hirose Electric Co. Ltd.	300	35,749
Hittite Microwave Corp. (a)	3,600	142,920
Hoya Corp.	1,600	44,551
Intel Corp.	32,270	718,330
Intersil Corp., “A”	11,390	304,341
KLA-Tencor Corp.	460	20,093
Konica Minolta Holdings, Inc.	15,000	226,052
Marvell Technology Group Ltd. (a)	2,920	37,814
MathStar, Inc.	2,560	922
Mellanox Technologies Ltd. (a)	3,490	52,245
MEMC Electronic Materials, Inc. (a)	900	56,673
National Semiconductor Corp.	8,460	172,499
Nintendo Co. Ltd.	80	44,370
Nippon Electric Glass Co. Ltd.	2,000	30,894
PLX Technology, Inc. (a)	5,830	50,313
Ricoh Co. Ltd.	9,000	156,452
Royal Philips Electronics N.V.	3,450	129,762
Samsung Electronics Co. Ltd.	382	271,959
SanDisk Corp. (a)	7,460	202,091
Silicon Laboratories, Inc.	860	29,042
SUMCO Corp.	1,300	32,698
Taiwan Semiconductor Manufacturing Co. Ltd.	15,000	32,687
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	15,230	171,185
USHIO, Inc.	1,200	22,916
Venture Corp. Ltd.	11,000	89,750

		$3,702,546

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Independent - 2.0%
Apache Corp.	3,230	$435,016
CONSOL Energy, Inc.	1,830	148,157
Devon Energy Corp.	2,750	311,850
EOG Resources, Inc.	510	66,545
EXCO Resources, Inc.	2,040	45,533
Foundation Coal Holdings, Inc.	380	22,792
Goodrich Petroleum Corp.	1,100	37,158
INPEX Holdings, Inc.	21	234,445
Kodiak Oil & Gas Corp. (a)	8,770	28,239
Mcmoran Exploration Co. (a)	1,330	36,469
OMV AG	774	58,273
Peabody Energy Corp.	410	25,063
Sandridge Energy, Inc. (a)	630	28,463
Sunoco, Inc.	915	42,465
Talisman Energy, Inc.	7,284	148,295
Tesoro Corp.	810	20,363
Ultra Petroleum Corp. (a)	60	4,984
Valero Energy Corp.	970	47,384
Venoco, Inc. (a)	650	9,769
XTO Energy, Inc.	2,200	136,092

		$1,887,355
Energy - Integrated - 4.9%
Chevron Corp.	2,875	$276,431
ConocoPhillips	2,530	217,960
Eni S.p.A.	4,250	164,134
Exxon Mobil Corp.	12,905	1,201,068
Hess Corp.	7,122	756,356
Marathon Oil Corp.	6,790	309,420
OAO Gazprom, ADR	3,090	164,388
Petroleo Brasileiro S.A., ADR	1,350	163,917
Petroleo Brasileiro S.A., ADR	440	44,484
Royal Dutch Shell PLC, “A”	3,690	148,212
StatoilHydro ASA	9,200	331,557
TOTAL S.A.	4,980	419,118
TOTAL S.A., ADR	6,440	540,960

		$4,738,005
Engineering - Construction - 0.6%
Fluor Corp.	900	$137,583
Foster Wheeler Ltd. (a)	1,847	117,635
JGC Corp.	3,000	56,076

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Engineering - Construction - continued
KHD Humboldt Wedag International Ltd. (a)	1,680	$48,703
North American Energy Partners, Inc. (a)	9,380	151,768
Quanta Services, Inc. (a)	3,950	104,833

		$616,598
Entertainment - 0.0%
Regal Entertainment Group, “A”	700	$13,272

Food & Beverages - 2.6%
Binggrae Co. Ltd.	230	$8,568
Coca-Cola Co.	640	37,677
Coca-Cola Enterprises, Inc.	350	7,875
Dean Foods Co. (a)	4,510	104,812
General Mills, Inc.	7,720	466,288
Groupe Danone	836	74,183
H.J. Heinz Co.	310	14,579
Hain Celestial Group, Inc. (a)	2,220	54,790
J.M. Smucker Co.	300	14,964
Kellogg Co.	1,540	78,802
Kerry Group PLC	2,059	64,088
Nestle S.A.	1,801	865,790
Nong Shim Co. Ltd.	241	44,347
Pepsi Bottling Group, Inc.	2,875	96,916
PepsiCo, Inc.	7,760	531,793

		$2,465,472
Food & Drug Stores - 0.9%
CVS Caremark Corp.	12,920	$521,580
Dairy Farm International Holdings Ltd.	5,400	28,242
Kroger Co.	4,522	123,225
Lawson, Inc.	2,800	120,995
Longs Drug Stores Corp.	540	21,632
Susser Holdings Corp.	750	11,468
Tesco PLC	7,160	60,549

		$887,691
Forest & Paper Products - 0.2%
Louisiana-Pacific Corp.	3,070	$35,336
M-real Oyj, “B”	4,410	12,718
Universal Forest Products, Inc.	1,690	58,660
UPM-Kymmene Corp.	3,120	60,076

		$166,790

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Furniture & Appliances - 0.1%
TiVo, Inc. (a)	2,130	$17,530
Tupperware Brands Corp.	915	36,051

		$53,581
Gaming & Lodging - 0.8%
International Game Technology	7,560	$262,634
Melco PBL Entertainment (Macau) Ltd., ADR (a)	790	10,428
Morgans Hotel Group Co. (a)	3,850	53,862
Pinnacle Entertainment, Inc. (a)	3,650	56,648
Royal Caribbean Cruises Ltd.	9,730	310,387
WMS Industries, Inc.	1,240	44,876

		$738,835
General Merchandise - 1.1%
99 Cents Only Stores (a)	6,390	$60,769
Costco Wholesale Corp.	420	29,925
Daiei, Inc.	3,000	25,870
Kohl’s Corp. (a)	3,920	191,492
Macy’s, Inc.	4,692	118,661
Massmart Holdings Ltd.	3,490	32,528
Stage Stores, Inc.	6,200	97,588
Target Corp.	110	5,844
Wal-Mart Stores, Inc.	8,520	493,990

		$1,056,667
Health Maintenance Organizations - 0.9%
Aetna, Inc.	3,595	$156,742
AMERIGROUP Corp. (a)	610	15,854
CIGNA Corp.	7,972	340,484
Coventry Health Care, Inc. (a)	1,850	82,751
Humana, Inc.	3,425	163,681
UnitedHealth Group, Inc.	930	30,346
WellPoint, Inc. (a)	2,380	118,405

		$908,263
Insurance - 3.8%
Ace Ltd.	980	$59,084
Aflac, Inc.	250	16,667
Allied World Assurance Co. Holdings Ltd.	1,660	68,442
Allstate Corp.	6,295	317,016
American International Group, Inc.	490	22,638
Amlin PLC	2,855	15,575
Aon Corp.	460	20,879

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Insurance - continued
Aspen Insurance Holdings Ltd.	7,064	$183,593
Aviva PLC	5,150	63,979
AXA	5,040	187,133
Benfield Group PLC	5,960	31,301
Catlin Group Ltd.	8,705	67,470
Chubb Corp.	2,630	139,311
CNP Assurances S.A.	300	35,612
Employers Holdings, Inc.	2,510	47,891
Endurance Specialty Holdings Ltd.	1,788	66,388
Euler Hermes	189	21,852
Genworth Financial, Inc., “A”	12,616	290,925
Hartford Financial Services Group, Inc.	4,130	294,345
Hiscox Ltd.	16,028	81,221
IPC Holdings Ltd.	330	9,606
Jardine Lloyd Thompson Group PLC	7,480	54,873
Max Capital Group Ltd.	3,810	89,192
MetLife, Inc.	9,600	584,160
Old Mutual PLC	65,597	165,551
PartnerRe Ltd.	339	25,079
Protective Life Corp.	1,910	81,404
Prudential Financial, Inc.	3,820	289,212
RenaissanceRe Holdings Ltd.	190	9,774
Travelers Cos., Inc.	5,045	254,268
W.R. Berkley Corp.	910	23,378
XL Capital Ltd., “A”	1,215	42,391
Zenith National Insurance Corp.	330	12,256

		$3,672,466
Internet - 1.0%
Dealertrack Holdings, Inc.	2,060	$39,634
eBay, Inc. (a)	630	19,713
Google, Inc., “A” (a)	1,235	709,248
Greenfield Online, Inc. (a)	2,040	23,276
Omniture, Inc. (a)	870	19,853
TechTarget, Inc. (a)	5,430	72,871
Universo Online S.A., IPS	3,600	15,596
Vocus, Inc.	470	13,061

		$913,252
Leisure & Toys - 0.4%
Activision, Inc. (a)	1,620	$43,821
Electronic Arts, Inc. (a)	2,430	125,072
Hasbro, Inc.	790	28,092

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Leisure & Toys - continued
Heiwa Corp.	1,500	$15,440
NAMCO BANDAI Holdings, Inc.	1,900	23,692
Sankyo Co. Ltd.	300	18,092
Scientific Games Corp.	480	13,517
THQ, Inc. (a)	4,170	88,738
Ubisoft Entertainment S.A.	686	68,611

		$425,075
Machinery & Tools - 2.6%
Actuant Corp., “A”	1,010	$34,209
Altra Holdings, Inc. (a)	1,190	18,124
Assa Abloy AB, “B”	5,723	89,467
Bucyrus International, Inc., “A”	1,837	231,333
Cummins, Inc.	2,090	130,939
Eaton Corp.	4,734	415,835
Flowserve Corp.	215	26,679
GEA Group AG	6,222	230,140
Glory Ltd.	4,800	108,794
Ingersoll-Rand Co. Ltd., “A” (a)	8,490	376,786
Kennametal, Inc.	2,910	101,181
Komatsu Ltd.	3,900	119,304
Polypore International, Inc.	1,500	35,115
Ritchie Bros. Auctioneers, Inc.	1,100	27,445
Timken Co.	12,601	455,526
Titan International, Inc.	1,520	54,158
Trinity Industries, Inc.	1,010	30,704

		$2,485,739
Major Banks - 5.4%
Bank of America Corp.	19,320	$725,273
Bank of Communication Co. Ltd.	80,000	115,175
Bank of New York Mellon Corp.	12,585	547,825
Barclays PLC	18,860	168,593
BNP Paribas	2,000	215,835
BOC Hong Kong Holdings Ltd.	39,500	102,129
Credit Agricole S.A.	4,260	143,662
DBS Group Holdings Ltd.	10,000	146,086
Erste Bank der oesterreichischen Sparkassen AG	3,010	224,569
HSBC Holdings PLC	7,620	132,862
JPMorgan Chase & Co.	12,940	616,591
PNC Financial Services Group, Inc.	2,037	141,266
Raiffeisen International Bank Holding AG	250	40,706
Royal Bank of Scotland Group PLC	13,281	89,771

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Major Banks - continued
Standard Bank Group Ltd.	4,347	$51,506
Standard Chartered PLC	5,320	188,598
State Street Corp.	5,115	368,996
Sumitomo Mitsui Financial Group, Inc.	25	217,259
SunTrust Banks, Inc.	2,205	122,929
Svenska Handelsbanken AB, “A”	1,500	41,844
Unibanco - Uniao de Bancos Brasileiros S.A., ADR	1,838	267,264
UniCredito Italiano S.p.A.	48,751	368,489
UnionBanCal Corp.	1,230	64,587
Wells Fargo & Co.	3,180	94,605

		$5,196,420
Medical & Health Technology & Services - 0.8%
AmerisourceBergen Corp.	1,700	$68,935
Athena Health, Inc.	370	9,250
DaVita, Inc. (a)	1,430	74,946
Express Scripts, Inc. (a)	760	53,215
Genoptix, Inc.	250	6,858
Healthcare Services Group, Inc.	2,370	36,166
HealthSouth Corp.	400	7,868
IDEXX Laboratories, Inc. (a)	2,170	115,444
McKesson Corp.	1,155	60,199
Medassets, Inc.	1,450	21,765
Medco Health Solutions, Inc.	180	8,917
MWI Veterinary Supply, Inc. (a)	3,540	122,024
Omnicare, Inc.	890	18,112
OPG Groep NV	2,272	61,059
Patterson Cos., Inc. (a)	1,590	54,378
VCA Antech, Inc. (a)	2,780	89,989

		$809,125
Medical Equipment - 2.1%
ABIOMED, Inc. (a)	3,240	$47,272
Advanced Medical Optics, Inc. (a)	4,420	92,820
Align Technology, Inc. (a)	4,330	53,172
AngioDynamics, Inc. (a)	3,710	54,834
AtriCure, Inc.	1,440	19,238
Baxter International, Inc.	1,330	82,886
Becton, Dickinson & Co.	770	68,838
Boston Scientific Corp. (a)	9,320	124,236
C.R. Bard, Inc.	190	17,892
Conceptus, Inc. (a)	6,510	117,310
Cooper Cos., Inc.	4,914	171,990

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical Equipment - continued
Dexcom, Inc.	1,890	$14,553
Immucor, Inc.	1,000	26,980
Insulet Corp.	1,460	26,733
Medtronic, Inc.	2,820	137,278
Miraca Holdings, Inc.	2,700	63,924
NxStage Medical, Inc. (a)	9,800	56,644
ResMed, Inc. (a)	1,130	48,726
Somanetics Corp.	1,110	18,082
St. Jude Medical, Inc. (a)	2,590	113,390
Stryker Corp.	850	55,106
Synthes, Inc.	630	86,556
Thermo Fisher Scientific, Inc. (a)	790	45,717
Thoratec Corp. (a)	4,720	75,473
Zimmer Holdings, Inc. (a)	4,824	357,748

		$1,977,398
Metals & Mining - 2.5%
Allegheny Technologies, Inc.	540	$37,168
Anglo American PLC	2,260	145,200
BHP Billiton Ltd., ADR	60	4,840
BHP Billiton PLC	15,990	565,302
Cameco Corp.	1,810	63,332
Century Aluminum Co. (a)	2,750	190,548
Cleveland-Cliffs, Inc.	1,010	162,004
Companhia Vale do Rio Doce	2,800	110,585
Companhia Vale do Rio Doce, ADR	3,540	138,343
Freeport-McMoRan Copper & Gold, Inc.	3,010	342,388
Inmet Mining Corp.	558	45,914
Intrepid Potash, Inc.	670	31,818
Mining & Metallurgical Co. Norilsk Nickel, ADR	1,930	52,110
Nucor Corp.	370	27,935
Nyrstar N.V.	1,421	30,336
Olin Corp.	410	8,270
Rio Tinto PLC	720	83,621
Salzgitter AG	340	69,567
United States Steel Corp.	1,700	261,715

		$2,370,996
Natural Gas - Distribution - 0.7%
Energen Corp.	972	$66,329
Equitable Resources, Inc.	470	31,194
Gaz de France	930	61,461
Questar Corp.	5,262	326,402

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Natural Gas - Distribution - continued
Sempra Energy	1,650	$93,506
Tokyo Gas Co. Ltd.	25,000	96,275

		$675,167
Natural Gas - Pipeline - 1.0%
El Paso Corp.	18,959	$324,957
Williams Cos., Inc.	16,841	597,855

		$922,812
Network & Telecom - 1.4%
Cavium Networks, Inc.	1,040	$21,372
Cisco Systems, Inc. (a)	10,660	273,322
Corning, Inc.	1,890	50,482
Juniper Networks, Inc. (a)	1,900	52,478
NICE Systems Ltd., ADR (a)	4,960	157,926
Nokia Corp., ADR	5,780	173,805
Nokia Oyj	2,310	69,653
Polycom, Inc. (a)	3,020	67,648
QLogic Corp. (a)	9,195	146,752
QUALCOMM, Inc.	500	21,595
Research in Motion Ltd. (a)	2,260	274,884
Sonus Networks, Inc. (a)	11,720	46,997

		$1,356,914
Oil Services - 2.4%
Acergy S.A.	3,389	$83,647
Baker Hughes, Inc.	190	15,367
Cal Dive International, Inc.	2,430	29,622
Cameron International Corp. (a)	2,610	128,490
Dresser-Rand Group, Inc. (a)	2,080	76,066
Dril-Quip, Inc. (a)	860	49,158
ENSCO International, Inc.	610	38,875
Exterran Holdings, Inc. (a)	2,510	167,643
Fugro N.V.	1,168	104,287
Halliburton Co.	8,360	383,808
Hercules Offshore, Inc. (a)	1,390	36,640
Lufkin Industries, Inc.	410	30,935
Nabors Industries Ltd. (a)	590	22,149
National Oilwell Varco, Inc. (a)	1,110	75,980
Natural Gas Services Group, Inc.	710	17,679
Noble Corp.	4,510	253,823
Pride International, Inc. (a)	3,810	161,735
Saipem S.p.A.	2,818	123,446

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Oil Services - continued
Schlumberger Ltd.	1,960	$197,078
TETRA Technologies, Inc. (a)	7,510	122,113
Tidewater, Inc.	730	47,611
Transocean, Inc. (a)	160	23,594
Weatherford International Ltd. (a)	790	63,729

		$2,253,475
Other Banks & Diversified Financials - 2.7%
ABSA Group Ltd.	3,830	$47,889
Aeon Credit Service Co. Ltd.	9,800	157,773
Aiful Corp.	950	18,573
Akbank T.A.S.	5,860	30,591
American Capital Strategies Ltd.	520	16,510
American Express Co.	2,620	125,812
AmeriCredit Corp.	890	12,424
Anglo Irish Bank Corp. PLC	16,681	227,723
Banco Macro S.A., ADR	2,795	63,167
Bangkok Bank Public Co. Ltd.	4,800	21,192
Bank of Cyprus Public Co. Ltd.	10,850	150,359
Center Financial Corp.	3,010	31,334
Chiba Bank Ltd.	2,000	15,859
Citigroup, Inc.	4,420	111,693
City National Corp.	465	22,562
CSU Cardsystem S.A.	2,980	8,033
Dah Sing Financial Group	2,800	20,317
DNB Holding A.S.A.	4,600	68,512
East West Bancorp, Inc.	6,200	88,288
Encore Bancshares, Inc. (a)	2,110	36,967
Fortis S.A./N.V.	6,540	177,667
Hachijuni Bank Ltd.	6,000	39,810
Hana Financial Group, Inc.	880	39,802
ING Groep N.V.	4,040	154,060
Joyo Bank Ltd.	6,000	34,397
Macquarie Group Ltd.	1,454	86,557
Marshall & Ilsley Corp.	340	8,493
New York Community Bancorp, Inc.	6,085	113,607
Northern Trust Corp.	1,432	106,126
PT Bank Rakyat Indonesia (Persero) Tbk	44,000	28,285
Sapporo Hokuyo Holdings, Inc.	3	24,367
Shinhan Financial Group Co. Ltd.	1,150	66,560
Siam City Bank Public Co. Ltd.	49,700	27,898
Signature Bank	620	16,356
SNS REAAL Groep N.V.	3,020	63,807

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Other Banks & Diversified Financials - continued
Takefuji Corp.	1,150	$27,282
TCF Financial Corp.	1,990	34,626
Unione di Banche Italiane Scpa	7,631	202,167
Viewpoint Financial Group	3,180	51,675

		$2,579,120
Personal Computers & Peripherals - 0.4%
Network Appliance, Inc. (a)	4,010	$97,042
Nuance Communications, Inc. (a)	10,610	215,171
Western Digital Corp. (a)	2,700	78,273

		$390,486
Pharmaceuticals - 4.2%
Abbott Laboratories	3,210	$169,327
Allergan, Inc.	3,180	179,257
Astellas Pharma, Inc.	4,500	184,972
Bayer AG	2,200	187,867
Bristol-Myers Squibb Co.	5,310	116,661
Cadence Pharmaceuticals, Inc.	1,120	7,347
Elan Corp. PLC, ADR (a)	1,300	34,177
Endo Pharmaceuticals Holdings, Inc. (a)	2,580	64,061
GlaxoSmithKline PLC	8,900	197,264
Hisamitsu Pharmaceutical Co., Inc.	2,200	82,556
Johnson & Johnson	5,860	393,147
Medicis Pharmaceutical Corp., “A”	600	12,360
Merck & Co., Inc.	19,060	725,042
Merck KGaA	1,740	247,838
Novartis AG	7,780	396,582
Novo Nordisk A/S, “B”	925	63,784
Pfizer, Inc.	3,440	69,178
Roche Holding AG	2,990	499,001
Schering-Plough Corp.	9,360	172,318
Sepracor, Inc. (a)	1,330	28,662
Synta Pharmaceuticals Corp.	890	5,972
Tanabe Seiyaku Co. Ltd.	1,000	11,992
Wyeth	4,280	190,332

		$4,039,697
Pollution Control - 0.2%
Allied Waste Industries, Inc.	6,191	$76,521
Team, Inc. (a)	2,010	59,757
Waste Management, Inc.	2,230	80,503

		$216,781

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Precious Metals & Minerals - 0.0%
Paladin Resources Ltd.	9,253	$36,952
Printing & Publishing - 0.1%
InnerWorkings, Inc.	2,710	$36,422
McGraw-Hill Cos., Inc.	310	12,707
Reed Elsevier PLC, ADR	3,631	45,878
Washington Post Co., “B”	25	16,390
Wolters Kluwer N.V.	1,110	29,853

		$141,250
Railroad & Shipping - 0.5%
Burlington Northern Santa Fe Corp.	620	$63,581
East Japan Railway Co.	12	95,917
Frontline Ltd.	990	55,499
Kirby Corp. (a)	1,200	65,808
SMRT Corp. Ltd.	9,000	11,954
Union Pacific Corp.	1,250	181,487

		$474,246
Real Estate - 0.8%
Apartment Investment & Management, “A”, REIT	1,140	$42,157
BRE Properties, Inc., REIT	450	21,578
CapitaLand Ltd., REIT	27,000	136,165
Deutsche Wohnen AG, REIT	960	23,724
Equity Residential, REIT	3,262	135,438
Host Hotels & Resorts, Inc., REIT	2,388	41,074
Jones Lang LaSalle, Inc., REIT	340	26,387
Kilroy Realty Corp., REIT	1,860	97,315
Mack-Cali Realty Corp., REIT	2,903	113,275
Maguire Properties, Inc., REIT	480	7,728
Taubman Centers, Inc., REIT	1,010	57,237
Yanlord Land Group Ltd., REIT	27,000	46,822

		$748,900
Restaurants - 1.0%
Brinker International, Inc.	3,910	$88,718
Darden Restaurants, Inc.	7,979	283,893
McCormick & Schmick’s Seafood Restaurant, Inc.	4,650	55,940
McDonald’s Corp.	1,450	86,391
Panera Bread Co., “A” (a)	1,900	99,294
Peet’s Coffee & Tea, Inc.	1,250	29,038
Red Robin Gourmet Burgers, Inc. (a)	3,380	138,850
Texas Roadhouse, Inc., “A” (a)	5,140	60,652
YUM! Brands, Inc.	2,700	109,836

		$952,612

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Chemicals - 1.3%
Air Products & Chemicals, Inc.	750	$73,823
Airgas, Inc.	1,840	88,559
Akzo Nobel N.V.	3,300	280,193
Croda International PLC	3,842	51,476
L’Air Liquide S.A.	420	63,089
Linde AG	1,850	271,571
Methanex Corp.	1,529	35,840
Praxair, Inc.	3,985	363,870
Symrise AG	2,369	59,026

		$1,287,447
Specialty Stores - 1.5%
Abercrombie & Fitch Co., “A”	260	$19,321
Advance Auto Parts, Inc.	2,920	101,266
Aeropostale, Inc.	660	20,981
CarMax, Inc. (a)	1,150	23,863
Citi Trends, Inc. (a)	4,340	91,748
Dick’s Sporting Goods, Inc. (a)	1,390	39,754
Ethan Allen Interiors, Inc.	2,320	63,730
GameStop Corp., “A” (a)	2,740	150,810
Industria de Diseno Textile S.A.	2,640	144,440
Kingfisher PLC	17,780	46,520
Lowe’s Cos., Inc.	1,020	25,694
Lumber Liquidators, Inc.	3,250	40,755
Monro Muffler Brake, Inc.	1,600	26,400
NEXT PLC	2,030	45,905
Nordstrom, Inc.	4,280	150,913
O’Reilly Automotive, Inc. (a)	3,070	88,631
Pier 1 Imports, Inc. (a)	8,010	62,478
Praktiker Bau-und Heimwerkermaerkte Holding AG	620	13,424
RadioShack Corp.	850	11,815
Ross Stores, Inc.	1,620	54,254
Staples, Inc.	1,350	29,295
TJX Cos., Inc.	3,250	104,715
Urban Outfitters, Inc.	1,470	50,347
Zumiez, Inc. (a)	1,980	41,481

		$1,448,540
Telecommunications - Wireless - 1.4%
America Movil S.A.B. de C.V., “L”, ADR	4,240	$245,750
KDDI Corp.	25	161,070
MTN Group Ltd.	4,120	78,263

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Telecommunications - Wireless - continued
Orascom Telecom Holding S.A.E., GDR	880	$65,824
Rogers Communications, Inc., “B”	5,520	246,276
SmarTone Telecommunications Holdings Ltd.	13,500	14,204
Turkcell Iletisim Hizmetleri A.S., ADR	2,100	42,315
Vodafone Group PLC	145,460	460,321

		$1,314,023
Telephone Services - 1.8%
AT&T, Inc.	12,590	$487,359
Cogent Communications Group, Inc. (a)	1,370	28,784
Embarq Corp.	8,380	348,357
Fairpoint Communications, Inc.	41	378
Global Crossing Ltd. (a)	1,740	29,093
Qwest Communications International, Inc.	16,891	87,158
Royal KPN N.V.	4,360	79,829
Sistema JSFC, GDR	50	1,509
Telefonica S.A.	12,530	363,938
Telekom Austria AG	698	17,304
Verizon Communications, Inc.	7,000	269,360

		$1,713,069
Tobacco - 1.1%
Altria Group, Inc.	6,975	$139,500
Loews Corp.	3,469	227,809
Philip Morris International, Inc. (a)	11,835	603,940
Reynolds American, Inc.	150	8,078
Swedish Match AB	1,830	40,244

		$1,019,571
Trucking - 0.5%
FedEx Corp.	1,690	$162,020
TNT N.V.	3,750	145,825
Yamato Holdings Co. Ltd.	13,000	189,798

		$497,643
Utilities - Electric Power - 2.7%
American Electric Power Co., Inc.	4,150	$185,215
British Energy Group PLC	4,450	66,847
CEZ AS	870	64,775
Cleco Corp.	1,090	26,171
CMS Energy Corp.	3,260	47,531
Constellation Energy Group, Inc.	1,190	100,734

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Utilities - Electric Power - continued
Dominion Resources, Inc.	1,890	$82,007
DPL, Inc.	1,380	38,405
E.ON AG	2,090	425,781
Edison International	540	28,172
Enersis S.A., ADR	3,418	64,532
Entergy Corp.	460	52,836
FirstEnergy Corp.	1,795	135,774
FPL Group, Inc.	4,090	271,126
Hong Kong Electric Holdings	7,000	44,072
Northeast Utilities	930	24,478
NRG Energy, Inc. (a)	9,841	432,512
Pepco Holdings, Inc.	2,801	69,773
PG&E Corp.	6,707	268,280
PPL Corp.	830	39,857
Public Service Enterprise Group, Inc.	1,150	50,497
SUEZ S.A.	990	69,883
Westar Energy, Inc.	790	18,320

		$2,607,578
Total Common Stocks (Identified Cost, $81,627,181)		$82,464,225

Bonds - 6.3%
U.S. Treasury Obligations - 6.3%
U.S. Treasury Notes, 0%, 2008 (Identified Cost, $6,009,639)(f)	$6,030,000	$6,019,839

Warrants - 0.2%
Business Services - 0.0%
Merrill Lynch International & Co. (Satyam Computer Services Ltd. - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	3,860	$45,996
Computer Software - Systems - 0.0%
Merrill Lynch International & Co. (HCL Technologies Ltd. - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	3,248	$23,015
Other Banks & Diversified Financials - 0.1%
Merrill Lynch International & Co. (Housing Development - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	1,908	$132,695
Utilities - Electric Power - 0.1%
Merrill Lynch International & Co. (NTPC Ltd. - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	8,540	$64,944
Total Warrants (Identified Cost, $261,323)		$266,650

Portfolio of Investments (unaudited) – continued

Money Market Funds (v) - 11.6%
Issuer	Shares/Par	Value ($)

MFS Institutional Money Market Portfolio, 2.66%, at Cost and Net Asset Value	$11,098,158	$11,098,158
Total Investments (Identified Cost, $98,996,301) (k)		$99,848,872

Other Assets, Less Liabilities - (4.2)%		(4,068,715)
Net Assets - 100.0%		$95,780,157

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for an open futures contract.
(k)	As of April 30, 2008, the fund had 175 securities that were fair valued, aggregating $17,852,421 and 17.88% of market value, in accordance with the policies adopted by the Board of Trustees.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $265,650, representing 0.3% of net assets.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt
IEU	International Equity Unit
IPS	International Preference Stock
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

See Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 4/30/08

Forward Foreign Currency Exchange Contracts at 4/30/08

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
BUY	AUD	1,295,000	9/25/08	$1,168,293	$1,201,542	$33,249
SELL	CAD	4,865,000	9/25/08	4,870,123	4,838,277	31,846
BUY	CHF	1,505,000	7/24/08	1,450,599	1,456,818	6,219
BUY	EUR	640,000	5/23/08	942,543	1,000,173	57,630
SELL	EUR	5,235,000	5/23/08	8,276,364	8,181,101	95,263
SELL	GBP	1,125,000	7/24/08	2,229,430	2,224,714	4,716
SELL	HKD	3,665,000	7/24/08	471,413	471,301	112
BUY	MYR	3,269,000	6/26/08	1,033,512	1,033,817	305
SELL	NZD	6,400,000	7/24/08	4,968,513	4,951,872	16,641
BUY	SEK	34,770,000	9/25/08	5,751,837	5,777,537	25,700
BUY	ZAR	11,000,000	7/24/08	1,376,354	1,424,925	48,571

						$320,252

Depreciation
SELL	AUD	4,630,000	5/23/08-9/25/08	$4,031,268	$4,362,398	$(331,130)
SELL	BRL	1,690,000	6/25/08	980,208	1,002,798	(22,590)
SELL	CAD	3,640,000	9/25/08	3,591,394	3,620,006	(28,612)
BUY	CHF	8,530,000	7/24/08	8,499,072	8,256,917	(242,155)
SELL	EUR	13,845,000	5/23/08	20,206,689	21,636,553	(1,429,864)
SELL	GBP	7,810,000	7/24/08	15,374,883	15,444,458	(69,575)
BUY	JPY	268,400,000	9/25/08	2,728,806	2,603,990	(124,816)
SELL	JPY	100,093,952	5/23/08	942,543	964,627	(22,084)
BUY	MXN	4,880,000	7/24/08	461,323	460,578	(745)
BUY	MYR	1,325,000	6/26/08	422,985	419,030	(3,955)
SELL	NZD	1,120,000	7/24/08	863,388	866,577	(3,189)
BUY	SEK	13,550,000	9/25/08	2,271,202	2,251,528	(19,674)
BUY	SGD	1,915,000	7/24/08	1,424,826	1,417,945	(6,881)
BUY	TWD	193,400,000	6/25/08	6,414,187	6,372,436	(41,751)

						$(2,347,021)

Portfolio of Investments (unaudited) – continued

Futures contracts outstanding at 4/30/08

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
AEX 25 Index (Long)	EUR	26	$3,857,634	May-08	$139,477
Australian Bond 10 yr (Long)	AUD	54	4,998,077	Jun-08	(90,264)
Australian SPI 200 (Short)	AUD	45	5,965,590	Jun-08	(433,821)
CAC 40 Index (Short)	EUR	24	1,862,092	May-08	(80,875)
Canadian Bond 10 yr (Short)	CAD	37	4,357,340	Jun-08	(56,342)
Canadian S&P/TSX 60 Index Fund (Short)	CAD	41	6,752,173	Jun-08	(219,160)
DAX Index (Short)	EUR	26	7,107,505	Jun-08	(221,660)
DJ Euro Stoxx 50 (Long)	EUR	46	2,705,987	Jun-08	110,473
E-mini S&P MidCap 400 (Short)	USD	99	8,316,990	Jun-08	(562,099)
Euro Bond (Short)	EUR	5	892,084	Jun-08	15,551
FTSE 100 Index (Long)	GBP	55	6,670,987	Jun-08	309,510
FTSE/JSE Top 40 Index (Short)	ZAR	61	2,352,356	Jun-08	(4,314)
Hang Seng Index (Short)	HKD	14	2,311,522	May-08	(18,671)
H-Shares Index (Short)	HKD	49	4,501,787	May-08	(27,063)
IBEX 35 (Long)	EUR	2	428,501	May-08	18,625
Japan Bond 10 yr (Short)	JPY	5	6,551,658	Jun-08	144,688
LIFFE Long Gilt Future (Short)	GBP	29	6,247,375	Jun-08	30,244
MSCI Singapore Free Index (Short)	SGD	18	1,029,596	May-08	6,216
MSCI Taiwan Index (Short)	USD	6	206,220	May-08	2,121
Nikkei 225 Index (Long)	JPY	18	2,394,110	Jun-08	207,993
OMX Index (Short)	SEK	121	1,984,687	May-08	(65,839)
Russell 2000 Index (Short)	USD	18	6,457,500	Jun-08	(258,163)
S&P 500 Future (Short)	USD	47	16,285,500	Jun-08	(595,819)
S&P/MIB Index (Long)	EUR	1	258,898	Jun-08	7,018
Topix Index (Short)	JPY	35	4,557,529	Jun-08	(463,393)
U.S. Treasury Note 10 yr (Short)	USD	156	18,066,750	Jun-08	32,862
					$(2,072,705)

Portfolio of Investments (unaudited) – continued

Swap Agreements at 4/30/08

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Credit Default Swaps
12/20/12	USD	3,465,000(a)	Merrill Lynch International	3.75% (fixed rate)	(1)	$(182,783)
12/20/12	USD	3,960,000(b)	JPMorgan Chase Bank	3.75% (fixed rate)	(1)	(209,307)
12/20/12	USD	4,000,000(c)	JPMorgan Chase Bank	(2)	1.75% (fixed rate)	33,521
6/20/13	USD	1,800,000(d)	Citibank	(3)	2.65% (fixed rate)	(40,623)
6/20/13	USD	3,250,000(e)	Morgan Stanley Capital Services, Inc.	5.00% (fixed rate)	(4)	(59,361)
6/20/13	USD	3,000,000(f)	JPMorgan Chase Bank	1.55% (fixed rate)	(5)	88,375
6/20/13	EUR	2,000,000(g)	JPMorgan Chase Bank	6.50% (fixed rate)	(6)	280,214
						$(89,964)

Interest Rate Swaps
12/17/17	CHF	700,000(h)	Morgan Stanley Capital Services, Inc.	3.33% (fixed rate)	6-Month LIBOR	$(8,170)
10/25/37	JPY	175,000,000(i)	Morgan Stanley Capital Services, Inc.	6-Month LIBOR	2.46% (fixed rate)	(17,935)
10/25/37	GBP	3,500,000(j)	Citibank	6-Month LIBOR	4.75% (fixed rate)	(71,319)
10/25/37	GBP	3,500,000(k)	Citibank	3.50% (fixed rate)	UK Retail Price Index	(479,561)
						$(576,985)

(1)	Fund to pay notional amount upon a defined credit event by a reference obligation specified in the CDX.NA.HY.9 Index.
(2)	Fund to receive notional amount upon a defined credit event by a reference obligation specified in the CDX.EM.8 Index.
(3)	Fund to receive notional amount upon a defined credit event by a reference obligation specified in the CDX.EM.9 Index.
(4)	Fund to pay notional amount upon a defined credit event by a reference obligation specified in the CDX.NA.HY.10 Index.
(5)	Fund to pay notional amount upon a defined credit event by a reference obligation specified in the CDX.NA.IG.10 Index.
(6)	Fund to pay notional amount upon a defined credit event by a reference obligation specified in the ITRAXX EUR XOVER9 Index.
(a)	Net unamortized premiums received by the fund amounted to $145,106.
(b)	Net unamortized premiums received by the fund amounted to $402,230.
(c)	Net unamortized premiums paid by the fund amounted to $11,195.
(d)	Net unamortized premiums received by the fund amounted to $24,186.
(e)	Net unamortized premiums received by the fund amounted to $150,312.
(f)	Net unamortized premiums paid by the fund amounted to $40,189.
(g)	Net unamortized premiums paid by the fund amounted to $61,945.

Portfolio of Investments (unaudited) – continued

(h)	Net unamortized premiums received by the fund amounted to $252.
(i)	Net unamortized premiums received by the fund amounted to $5,508.
(j)	Net unamortized premiums paid by the fund amounted to $3,176.
(k)	Net unamortized premiums received by the fund amounted to $133,212.

At April 30, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/08 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $87,898,143)	$88,750,714
Underlying funds, at cost and value	11,098,158
Total investments, at value (identified cost, $98,996,301)		$99,848,872
Cash	$85,097
Restricted cash	470,000
Foreign currency, at value (identified cost, $198,528)	200,056
Receivable for forward foreign currency exchange contracts	320,252
Receivable for investments sold	637,983
Receivable for fund shares sold	2,939,729
Interest and dividends receivable	112,589
Receivable from investment adviser	5,792
Swaps, at value (net unamortized premiums paid, $113,329)	402,110
Total assets		$105,022,480
Liabilities
Payable for forward foreign currency exchange contracts	$2,347,021
Payable for daily variation margin on open futures contracts	169,454
Payable for investments purchased	5,531,766
Payable for fund shares reacquired	83,541
Swaps, at value (net unamortized premiums paid, $857,630)	1,069,059
Payable to affiliates
Management fee	4,649
Shareholder servicing costs	34,504
Distribution and service fees	2,181
Administrative services fee	125
Payable for independent trustees’ compensation	23
Total liabilities		$9,242,323
Net assets		$95,780,157
Net assets consist of
Paid-in capital	$94,356,185
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $1,219 deferred country tax)	(3,169,101)
Accumulated net realized gain (loss) on investments and foreign currency transactions	4,447,695
Undistributed net investment income	145,378
Net assets		$95,780,157
Shares of beneficial interest outstanding		7,783,761

Statement of Assets and Liabilities – continued

Class A shares
Net assets	$82,535,184
Shares outstanding	6,705,942
Net asset value per share		$12.31
Offering price per share (100 / 94.25 × net asset value per share)		$13.06
Class B shares
Net assets	$5,013,367
Shares outstanding	407,942
Net asset value and offering price per share		$12.29
Class C shares
Net assets	$6,256,382
Shares outstanding	509,463
Net asset value and offering price per share		$12.28
Class I shares
Net assets	$205,576
Shares outstanding	16,682
Net asset value, offering price, and redemption price per share		$12.32
Class W shares
Net assets	$948,642
Shares outstanding	77,013
Net asset value, offering price, and redemption price per share		$12.32
Class R1 shares
Net assets	$204,837
Shares outstanding	16,677
Net asset value, offering price, and redemption price per share		$12.28
Class R2 shares (formerly Class R3 shares)
Net assets	$205,203
Shares outstanding	16,679
Net asset value, offering price, and redemption price per share		$12.30
Class R3 shares (formerly Class R4 shares)
Net assets	$205,390
Shares outstanding	16,681
Net asset value, offering price, and redemption price per share		$12.31
Class R4 shares (formerly Class R5 shares)
Net assets	$205,576
Shares outstanding	16,682
Net asset value, offering price, and redemption price per share		$12.32

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Period ended 4/30/08(c) (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$368,008
Dividends from underlying funds	88,618
Interest	49,543
Foreign taxes withheld	(22,175)
Total investment income		$483,994
Expenses
Management fee	$187,190
Distribution and service fees	79,274
Shareholder servicing costs	45,464
Administrative services fee	6,708
Independent trustees’ compensation	226
Custodian fee	47,830
Shareholder communications	4,405
Auditing fees	17,421
Legal fees	5,000
Miscellaneous	8,487
Total expenses		$402,005
Reduction of expenses by investment adviser	(103,404)
Net expenses		$298,601
Net investment income		$185,393
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$(1,326,573)
Written option transactions	384
Futures contracts	3,496,851
Swap transactions	202,967
Foreign currency transactions	2,074,066
Net realized gain (loss) on investments and foreign currency transactions		$4,447,695
Change in unrealized appreciation (depreciation)
Investments (net of $1,219 deferred country tax)	$851,352
Futures contracts	(2,072,705)
Swap transactions	77,352
Translation of assets and liabilities in foreign currencies	(2,025,100)
Net unrealized gain (loss) on investments and foreign currency translation		$(3,169,101)
Net realized and unrealized gain (loss) on investments and foreign currency		$1,278,594
Change in net assets from operations		$1,463,987

(c)	For the period from the commencement of the fund’s investment operations December 20, 2007, through the stated period end.

See Notes to Financial Statements

Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Period ended 4/30/08 (c) (unaudited)
From operations
Net investment income	$185,393
Net realized gain (loss) on investments and foreign currency transactions	4,447,695
Net unrealized gain (loss) on investments and foreign currency translation	(3,169,101)
Change in net assets from operations	$1,463,987
Distributions declared to shareholders
From net investment income
Class A	$(38,801)
Class B	(118)
Class C	(118)
Class I	(183)
Class W	(177)
Class R1	(118)
Class R2 (formerly Class R3)	(150)
Class R3 (formerly Class R4)	(167)
Class R4 (formerly Class R5)	(183)
Total distributions declared to shareholders	$(40,015)
Change in net assets from fund share transactions	$94,356,185
Total change in net assets	$95,780,157
Net assets
At end of period (including undistributed net investment income of $145,378)	$95,780,157

(c)	For the period from the commencement of the fund’s investment operations, December 20, 2007, through the stated period end.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Period ended 4/30/08 (c)
	(unaudited)
Net asset value, beginning of period	$12.00
Income (loss) from investment operations
Net investment income (d)	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	0.28
Total from investment operations	$0.32
Less distributions declared to shareholders
From net investment income	$(0.01)
Net asset value, end of period	$12.31
Total return (%) (r)(s)(t)	2.67	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.90	(a)
Expenses after expense reductions (f)	1.40	(a)
Net investment income	0.89	(a)
Portfolio turnover	30
Net assets at end of period (000 Omitted)	$82,535

See Notes to Financial Statements

Financial Highlights – continued

Class B	Period ended 4/30/08 (c)
	(unaudited)
Net asset value, beginning of period	$12.00
Income (loss) from investment operations
Net investment income (d)	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	0.27
Total from investment operations	$0.30
Less distributions declared to shareholders
From net investment income	$(0.01)
Net asset value, end of period	$12.29
Total return (%) (r)(s)(t)	2.48	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.48	(a)
Expenses after expense reductions (f)	2.05	(a)
Net investment income	0.76	(a)
Portfolio turnover	30
Net assets at end of period (000 Omitted)	$5,013

Class C	Period ended 4/30/08 (c)
	(unaudited)
Net asset value, beginning of period	$12.00
Income (loss) from investment operations
Net investment income (d)	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	0.26
Total from investment operations	$0.29
Less distributions declared to shareholders
From net investment income	$(0.01)
Net asset value, end of period	$12.28
Total return (%) (r)(s)(t)	2.39	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.48	(a)
Expenses after expense reductions (f)	2.05	(a)
Net investment income	0.85	(a)
Portfolio turnover	30
Net assets at end of period (000 Omitted)	$6,256

See Notes to Financial Statements

Financial Highlights – continued

Class I	Period ended 4/30/08 (c)
	(unaudited)
Net asset value, beginning of period	$12.00
Income (loss) from investment operations
Net investment income (d)	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	0.28
Total from investment operations	$0.33
Less distributions declared to shareholders
From net investment income	$(0.01)
Net asset value, end of period	$12.32
Total return (%) (r)(s)	2.76	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.56	(a)
Expenses after expense reductions (f)	1.05	(a)
Net investment income	1.17	(a)
Portfolio turnover	30
Net assets at end of period (000 Omitted)	$206

Class W	Period ended 4/30/08 (c)
Net asset value, beginning of period	$12.00
Income (loss) from investment operations
Net investment income (d)	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	0.28
Total from investment operations	$0.33
Less distributions declared to shareholders
From net investment income	$(0.01)
Net asset value, end of period	$12.32
Total return (%) (r)(s)	2.76	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61	(a)
Expenses after expense reductions (f)	1.15	(a)
Net investment income	1.37	(a)
Portfolio turnover	30
Net assets at end of period (000 Omitted)	$949

See Notes to Financial Statements

Financial Highlights – continued

Class R1	Period ended 4/30/08 (c)
Net asset value, beginning of period	$12.00
Income (loss) from investment operations
Net investment income (d)	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	0.28
Total from investment operations	$0.29
Less distributions declared to shareholders
From net investment income	$(0.01)
Net asset value, end of period	$12.28
Total return (%) (r)(s)	2.39	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.56	(a)
Expenses after expense reductions (f)	2.04	(a)
Net investment income	0.18	(a)
Portfolio turnover	30
Net assets at end of period (000 Omitted)	$205

Class R2 (formerly Class R3)	Period ended 4/30/08 (c)
Net asset value, beginning of period	$12.00
Income (loss) from investment operations
Net investment income (d)	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	0.28
Total from investment operations	$0.31
Less distributions declared to shareholders
From net investment income	$(0.01)
Net asset value, end of period	$12.30
Total return (%) (r)(s)	2.58	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.06	(a)
Expenses after expense reductions (f)	1.55	(a)
Net investment income	0.66	(a)
Portfolio turnover	30
Net assets at end of period (000 Omitted)	$205

See Notes to Financial Statements

Financial Highlights – continued

Class R3 (formerly Class R4)	Period ended 4/30/08 (c)
Net asset value, beginning of period	$12.00
Income (loss) from investment operations
Net investment income (d)	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	0.28
Total from investment operations	$0.32
Less distributions declared to shareholders
From net investment income	$(0.01)
Net asset value, end of period	$12.31
Total return (%) (r)(s)	2.67	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.81	(a)
Expenses after expense reductions (f)	1.30	(a)
Net investment income	0.91	(a)
Portfolio turnover	30
Net assets at end of period (000 Omitted)	$205

Class R4 (formerly Class R5)	Period ended 4/30/08 (c)
Net asset value, beginning of period	$12.00
Income (loss) from investment operations
Net investment income (d)	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	0.28
Total from investment operations	$0.33
Less distributions declared to shareholders
From net investment income	$(0.01)
Net asset value, end of period	$12.32
Total return (%) (r)(s)	2.76	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.56	(a)
Expenses after expense reductions (f)	1.05	(a)
Net investment income	1.17	(a)
Portfolio turnover	30
Net assets at end of period (000 Omitted)	$206

See Notes to Financial Statements

Financial Highlights – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, December 20, 2007, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Diversified Target Return Fund (the fund) is a series of MFS Series Trust XV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as reported by an independent pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as reported by an independent pricing service on the exchange on which such

Notes to Financial Statements (unaudited) – continued

options are primarily traded. Options not traded on an exchange are generally valued at a broker-dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from an independent source. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Swaps are generally valued at an evaluated bid as reported by an independent pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant

Notes to Financial Statements (unaudited) – continued

movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the “Statement”) was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund’s financial statements.

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Notes to Financial Statements (unaudited) – continued

Derivative Risk – The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Cash that has been segregated on behalf of certain derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements.

Written Options – The fund may write call or put options in exchange for a premium. The premium is initially recorded as a liability, which is subsequently adjusted to the current value of the option contract. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. In general, written call options may serve as a partial hedge against decreases in value in the underlying securities to the extent of the premium received.

Written Option Transactions

	Number of Contracts	Premiums Received
Outstanding, beginning of period	—	$—
Options written	65	428
Options closed	(65)	(428)
Options exercised	—	—
Options expired	—	—
Outstanding, end of period	—	—

Purchased Options – The fund may purchase call or put options for a premium. Purchasing call options may be a hedge against an anticipated increase in the dollar cost of securities to be acquired or to increase the fund’s exposure to the underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities. The premium paid is included as an investment in the Statement of Assets and Liabilities and is subsequently adjusted to the current value of the option. Premiums paid for purchased options which have expired are treated as realized losses on

Notes to Financial Statements (unaudited) – continued

investments in the Statement of Operations. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security or financial instrument to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Futures Contracts – The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Forward Foreign Currency Exchange Contracts – The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

Swap Agreements – The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or

Notes to Financial Statements (unaudited) – continued

depreciation in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund’s custodian in connection with these agreements. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include the possible lack of a liquid market, failure of the counterparty to perform under the terms of the agreements, and unfavorable market and interest rate movements of the underlying instrument. All swap agreements entered into by the fund with the same counterparty are generally governed by a single master agreement, which provides for the netting of all amounts owed by the parties under the agreement upon the occurrence of an event of default, thereby reducing the credit risk to which such party is exposed.

The fund holds interest rate swap agreements which involve the periodic exchange of cash flows, such as the exchange of fixed rate interest payments for floating rate interest payments based on a notional principal amount. The interest rates may be based on a specific financial index or the exchange of two distinct floating rate payments. The fund may enter into an interest rate swap in order to manage its exposure to interest and foreign exchange rate fluctuations.

The fund holds credit default swaps in which one party makes a stream of payments based on a fixed percentage applied to the notional amount to another party in exchange for the right to receive a specified return in the event of a default by a third party, such as a corporate issuer or foreign issuer, on its obligation. The fund may enter into credit default swaps to limit or to reduce its risk exposure to defaults of corporate and sovereign issuers or to create direct or synthetic short or long exposure to corporate debt securities or certain sovereign debt securities to which it is not otherwise exposed.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising

Notes to Financial Statements (unaudited) – continued

out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the period ended April 30, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”) on the first day of the fund’s fiscal year. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Notes to Financial Statements (unaudited) – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The federal tax cost was as follows:

As of 4/30/08
Cost of investments	$98,996,302
Gross appreciation	3,207,829
Gross depreciation	(2,355,259)
Net unrealized appreciation (depreciation)	$852,570

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. At the close of business on April 18, 2008, Class R3, Class R4, and Class R5 shares were renamed Class R2, Class R3, and Class R4 shares, respectively.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1.5 billion of average daily net assets	0.75%
Average daily net assets in excess of $2.5 billion	0.65%

Notes to Financial Statements (unaudited) – continued

MFS has engaged UBS Global Asset Management (Americas) Inc. (UBS) as a sub-adviser to the fund to manage the fund’s exposure to markets and currencies through the use of derivative instruments. MFS pays UBS a sub-advisory fee at the following annual rates:

First $1 billion of average daily net assets	0.28%
Next $1.5 billion of average daily net assets	0.185%
Average daily net assets in excess of $2.5 billion	0.16%

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of certain other fees and expenses, such that total annual fund operating expenses do not exceed the following rates annually of the fund’s average daily net assets with respect to each class:

Class A	Class B	Class C	Class I	Class W	Class R1	Class R2 (formerly R3)	Class R3 (formerly R4)	Class R4 (formerly R5)
1.40%	2.05%	2.05%	1.05%	1.15%	2.05%	1.55%	1.30%	1.05%

This written agreement will continue through February 28, 2009 unless changed or rescinded by the fund’s Board of Trustees. For the period ended April 30, 2008, this reduction amounted to $103,301 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $37,288 for the period ended April 30, 2008, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	0.10%	0.25%	0.35%	0.35%	$67,944
Class B	0.75%	0.25%	1.00%	1.00%	5,188
Class C	0.75%	0.25%	1.00%	1.00%	4,744
Class W	0.10%	—	0.10%	0.10%	115
Class R1	0.75%	0.25%	1.00%	1.00%	733
Class R2 (formerly Class R3)	0.25%	0.25%	0.50%	0.50%	366
Class R3 (formerly Class R4)	—	0.25%	0.25%	0.25%	184
Total Distribution and Service Fees					$79,274

Notes to Financial Statements (unaudited) – continued

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the period ended April 30, 2008 based on each class’ average daily net assets.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. There were no contingent deferred sales charges imposed during the period ended April 30, 2008.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the period ended April 30, 2008, the fee was $5,815, which equated to 0.0278% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the period ended April 30, 2008, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $39,649.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500.

The administrative services fee incurred for the period ended April 30, 2008 was equivalent to an annual effective rate of 0.0321% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can

Notes to Financial Statements (unaudited) – continued

terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the period ended April 30, 2008, the fee paid by the fund to Tarantino LLC was $103 and is included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund to Tarantino LLC in the amount of $103, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. During the period ended April 30, 2008, the sub-adviser reimbursed the fund $197,295 for an operational issue. The proceeds of this reimbursement were used to purchase additional shares of the fund, which were distributed to impacted shareholders. This amount is included in paid in capital on the Statement of Assets and Liabilities.

The fund may invest in a money market fund managed by MFS which seeks preservation of capital and current income. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, aggregated $98,289,402 and $15,864,228, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Period ended 4/30/08 (c)
	Shares	Amount
Shares sold
Class A	6,716,025	$81,332,485
Class B	411,601	5,020,178
Class C	509,534	6,233,704
Class I	20,722	250,000
Class W	77,079	940,497
Class R1	16,667	200,000
Class R2 (formerly Class R3)	16,667	200,000
Class R3 (formerly Class R4)	16,667	200,000
Class R4 (formerly Class R5)	16,667	200,000
	7,801,629	$94,576,864

Notes to Financial Statements (unaudited) – continued

	Period ended 4/30/08 (c)
	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	3,249	$38,801
Class B	10	118
Class C	10	118
Class I	15	183
Class W	15	177
Class R1	10	118
Class R2 (formerly Class R3)	12	150
Class R3 (formerly Class R4)	14	167
Class R4 (formerly Class R5)	15	183
	3,350	$40,015
Shares reacquired
Class A	(13,332)	$(163,546)
Class B	(3,669)	(45,149)
Class C	(81)	(999)
Class I	(4,055)	(50,000)
Class W	(81)	(1,000)
Class R1	—	—
Class R2 (formerly Class R3)	—	—
Class R3 (formerly Class R4)	—	—
Class R4 (formerly Class R5)	—	—
	(21,218)	$(260,694)
Net change
Class A	6,705,942	$81,207,740
Class B	407,942	4,975,147
Class C	509,463	6,232,823
Class I	16,682	200,183
Class W	77,013	939,674
Class R1	16,677	200,118
Class R2 (formerly Class R3)	16,679	200,150
Class R3 (formerly Class R4)	16,681	200,167
Class R4 (formerly Class R5)	16,682	200,183
	7,783,761	$94,356,185

(c)	For the period from the commencement of the fund’s investment operations, December 20, 2007, through the stated period end.

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the

Notes to Financial Statements (unaudited) – continued

average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the period ended April 30, 2008, the fund’s commitment fee and interest expense were both zero.

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money
Market Portfolio	—	83,544,714	(72,446,556)	11,098,158

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money
Market Portfolio	$—	$—	$88,618	$11,098,158

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENTS

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, initially approve the Fund’s investment advisory agreement with MFS and investment sub-advisory agreement among MFS Series Trust XV, on behalf of the Fund, MFS and UBS Global Asset Management (Americas) Inc. (“UBS”) (together, the “Agreements”) and, beginning on the second anniversary of the initial effective date of each Agreement, annually approve the continuation of each Agreement. In September 2007, the Board met to consider the initial approval of each Agreement (“the initial review meeting”). In connection with the initial review meeting, the Trustees noted that UBS did not then serve as sub-adviser to any of the MFS Funds and that MFS had conducted diligence with respect to UBS, including on-site visits at UBS and a review of UBS’ compliance program. The independent Trustees were assisted in their evaluation of each Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS and UBS. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the initial approval of the Agreements, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and/or shareholder services to be performed by MFS and UBS under the Agreements and other arrangements with the Fund.

In connection with their initial review meeting, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc. on the Fund’s proposed advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the “Lipper expense group”), as well as the advisory fees and other expenses of a group of funds identified by MFS, (ii) information regarding the Fund’s sub-advisory fee, (iii) information regarding expense caps and fee “breakpoints” that will be observed for the Fund, (iv) information regarding the overall organization of UBS, including information about UBS personnel that would provide investment advisory services to the portion of the Fund to be sub-advised by UBS, and (v) descriptions of various functions to be performed by MFS for the Fund, such as compliance monitoring and trading, back office, transfer agent, portfolio composition monitoring, and administrative functions. In addition, in connection with the independent

Board Review of Investment Advisory Agreement – continued

Trustees’ meetings in May, June and July, 2007 (the “contract review meetings”) for the purpose of considering whether to approve the continuation of the investment advisory agreement for the other investment companies that the Board oversees (the “MFS Funds”), the independent Trustees received: (i) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the MFS Funds as a whole, (ii) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, and (iii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel that would provide investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS or UBS.

The Trustees’ conclusion as to the initial approval of each Agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Because the Fund is newly organized and had not begun investment operations at the time of the initial review meeting, the Fund had no investment performance for the Trustees to review.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee, sub-advisory fee, and the estimated total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fees and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees noted that MFS (and not the Fund) would pay UBS its sub-advisory fee from its advisory fees. The Trustees considered that MFS has agreed in writing to observe an expense limitation for the Fund. The Trustees also considered that, according to the Lipper data (which takes into account the expense limitation), the Fund’s effective advisory fee rate was lower than the Lipper expense group median, and the Fund’s estimated total expense ratio was higher than the Lipper expense group median.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate and sub-advisory fee rate schedules are proposed to be subject to breakpoints that reduce the Fund’s advisory fee rate and sub-advisory fee rate on average daily net assets over $1 billion and $2.5 billion.

Board Review of Investment Advisory Agreement – continued

The Trustees did not consider MFS’ or UBS’ costs and profits with respect to the Fund because the Fund has no operating history with MFS as its adviser and UBS as its sub-adviser. The Trustees considered information prepared by MFS relating to MFS’ costs and profits with respect to the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the advisory fee to be charged to the Fund and the sub-advisory fee to be paid by MFS to UBS represent reasonable compensation in light of the services to be provided by MFS and UBS to the Fund.

In addition, the Trustees considered MFS’ and UBS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS, UBS, and MFS’ ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser and sub-adviser that also serve other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services to be provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund will pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS may perform or arrange for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services to be provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS and UBS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly) and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS and UBS such as reputational value derived from serving as an investment manager to the Fund.

Board Review of Investment Advisory Agreement – continued

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS and MFS’ investment sub-advisory agreement with UBS should be approved for an initial two-year period, commencing upon their effective date, as set forth in the agreements.

A discussion regarding the Board’s most recent review and renewal of the Fund’s investment advisory agreement is available by clicking on the fund’s name under “Select a fund” on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

Web site
mfs.com

MFS TALK
1-800-637-8255
24 hours a day

Account service and literature

Shareholders
1-800-225-2606
8 a.m. to 8 p.m. ET

Investment professionals
1-800-343-2829
8 a.m. to 7 p.m. ET

Retirement plan services
1-800-637-1255
8 a.m. to 8 p.m. ET

Mailing address
MFS Service Center, Inc.
P.O. Box 55824
Boston, MA 02205-5824

Overnight mail
MFS Service Center, Inc.
c/o Boston Financial Data Services
30 Dan Road
Canton, MA 02021-2809

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Sign up: If your account is registered with us, simply go to **mfs.com**, log in to your account via MFS® Access, and select the eDelivery sign up options.

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M F S®
INVESTMENT MANAGEMENT

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MFS SERIES TRUST XV

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President

Date:	June 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President (Principal Executive Officer)

Date:	June 16, 2008

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date:	June 16, 2008

*	Print name and title of each signing officer under his or her signature.